OTHER LIABILITIES	12 Months Ended
Dec. 31, 2025
OTHER LIABILITIES
OTHER LIABILITIES	17. OTHER LIABILITIES

	Note	2025	2024
Decommissioning obligation		$151.4	$150.1
Defined benefit plans	26	16.8	19.3
Other		63.8	49.8
		$232.0	$219.2